Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Summary of compensation was awarded to key management personnel

(in thousands)	2024	2023

Salaries and short-term employee benefits	$(4,397)	$(3,302)
Share-based compensation	(3,314)	(2,865)
Key management personnel compensation	$(7,711)	$(6,167)